Equity Compensation Plan - Additional Information (Detail) - USD ($)															12 Months Ended
	Oct. 30, 2025	Oct. 25, 2025	May 15, 2025	Oct. 30, 2024	Oct. 25, 2024	Jul. 15, 2024	May 15, 2024	Apr. 10, 2024	Oct. 30, 2023	Oct. 25, 2023	Jul. 17, 2023	May 15, 2023	Mar. 21, 2023	Nov. 21, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Granted closing price															$ 2.42	$ 5.25
Restricted shares vest															0
Share based compensation, non vested shares, unrecognized compensation cost															$ 629,351
Share based compensation, non vested shares, unrecognized compensation cost period for recognition															1 year 4 months 24 days
Share based compensation expense															$ 2,434,855	$ 117,256
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value															$ 1.6
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period															631,250
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, intrinsic value, amount per share															$ 1.04
CEO,CFO And Non Executive [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Granted									$ 631,250
CEO,CFO And Non Executive [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period								111,000
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of outstanding stock															10.00%
Restricted shares granted															1,775,787	190,476	0
Stock Granted closing price														$ 5.25
Restricted shares vest											95,238
Share based compensation, non vested shares, unrecognized compensation cost															$ 2,370,009
Share based compensation, non vested shares, unrecognized compensation cost period for recognition															1 year 1 month 6 days
Dividends															$ 0	$ 0	$ 0
Restricted Stock [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares vest						95,238
Restricted Stock [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Granted												$ 547,550		$ 1,000,000
Stock Granted closing price												$ 3.48
Restricted Stock [Member] | Chief Executive Officer [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares vest			273,775				273,775
Restricted Stock [Member] | Entity Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Granted													$ 280,392
Stock Granted closing price													$ 2.55
Restricted shares vest											140,196
Restricted Stock [Member] | Entity Employees [Member] | Manager [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Granted										$ 179,244
Stock Granted closing price										$ 1.59
Restricted Stock [Member] | Entity Employees [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares vest						140,196
Restricted Stock [Member] | Entity Employees [Member] | Subsequent Event [Member] | Manager [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares vest		89,622			89,622
Restricted Stock [Member] | CEO,CFO And Non Executive [Member] | CEO and CFO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Granted									$ 578,125
Stock Granted closing price									$ 1.6
Restricted Stock [Member] | CEO,CFO And Non Executive [Member] | Subsequent Event [Member] | CEO and CFO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares vest	289,063			289,062
Restricted Stock [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense															$ 2,343,210	117,256	0
Employee Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares vest															0
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period															631,250
Employee Stock Option [Member] | CEO,CFO And Non Executive [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage		50.00%			50.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term									5 years 9 months
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate									5.00%
Share based compensation arrangement by share based payment prior period grant date									6 years
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value									$ 1.14
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate									81.00%
Employee Stock Option [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense															$ 91,645	$ 0	$ 0